Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non-Current Assets [Abstract]
Receivable from asset disposal	¥ 17,025	$ 2,434
Deposit	56,098	8,022	8,000
Long-term prepayment for service fee	5,182	742	5,182
Other non-current assets	¥ 78,305	$ 11,198	¥ 13,182